Consolidated Statement of Financial Position - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Non-current assets
Property, plant and equipment	$ 27,181	$ 26,671
Goodwill	116,168	113,010
Intangible assets	40,973	40,209
Investments in associates	4,728	4,656
Investment securities	179	175
Deferred tax assets	2,836	2,300
Employee benefits	11	11
Income tax receivables	835	883
Derivatives	62	60
Trade and other receivables	1,895	1,782
Total non-current assets	194,868	189,757
Current assets
Investment securities	85	97
Inventories	6,839	6,612
Income tax receivables	912	813
Derivatives	157	331
Trade and other receivables	6,609	5,330
Cash and cash equivalents	6,848	9,973
Assets classified as held for sale	35	30
Total current assets	21,483	23,186
Total assets	216,352	212,943
Equity
Issued capital	1,736	1,736
Share premium	17,620	17,620
Reserves	18,835	15,218
Retained earnings	39,269	38,823
Equity attributable to equity holders of AB InBev	77,460	73,398
Non-controlling interests	11,324	10,880
Total equity	88,783	84,278
Non-current liabilities
Interest-bearing loans and borrowings	78,323	78,880
Employee benefits	1,521	1,534
Deferred tax liabilities	12,003	11,818
Income tax payables	595	610
Derivatives	113	184
Trade and other payables	872	859
Provisions	370	396
Total non-current liabilities	93,796	94,282
Current liabilities
Bank overdrafts	53	83
Interest-bearing loans and borrowings	2,524	1,029
Income tax payables	1,263	1,438
Derivatives	6,340	5,308
Trade and other payables	23,347	26,349
Provisions	244	176
Total current liabilities	33,773	34,383
Total equity and liabilities	$ 216,352	$ 212,943